FAIR VALUE MEASUREMENTS (Schedule of Cash Fee Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Carrying value as of period start	$ (282)	$ (501)
Change to fair value included in finance expense	100	219
Carrying value as of period end	$ (182)	$ (282)